Disposals	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disposals
Disposals

Year Ended December 31, 2018

In May 2018, the Group completed the sale of Q45 Negócios Imobiliários Ltda., a wholly owned subsidiary, which main underlying asset is the  Rio De Janeiro Farm, for a selling price of US$ 34 million (Reais 120 million), which was fully collected as of the date of these financial statements. This transaction resulted in a gain of US$ 22 million included in “Other operating income, net” under the line item “Gain from the sale of farmland and other assets”.

In June 2018, the Group completed the sale of Q43 Negócios Imobiliários Ltda., a wholly owned subsidiary , which main underlying asset is the Conquista Farm, for a selling price of US$ 18.4 million (Reais 68 million), of which US$ 2.0 million (Reais 7.5 million) has already been collected and the balance will be collected in four annual installments starting in June 2019. This transaction resulted in a gain of US$ 14 million, included in “Other operating income, net” under the line item “Gain from the sale of farmland and other assets”